UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: PractusTM LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	December 31
Date of reporting period:	December 31, 2018

Item #1. Reports to Stockholders.

INDEX	REMS Real Estate Value Opportunity Fund, REMS Real Estate Income 50/50 Fund, and REMS International Real Estate Value Opportunity Fund (collectively, the “REMS funds”)

REMSGroup
REAL ESTATE MANAGEMENT SERVICES GROUP, LLC

For the year ended December 31, 2018

Annual Report

REMS GROUP FUNDS

REMS Real Estate Value-Opportunity Fund

REMS Real Estate Income 50/50 Fund

REMS International Real Estate Value-Opportunity Fund

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Table of Contents
December 31, 2018

REMS Real Estate Value-Opportunity Fund
As of December 31, 2018

Dear REMS Real Estate Value-Opportunity Fund Investors:
With the year 2018 now in the rear-view mirror, it will be recorded as among the most disruptive financial market periods since the stock market collapses of 2000 and 2008. Virtually all asset classes and market sectors recorded negative returns as sentiment shifted toward uncertain capital markets, geopolitical issues and economic stability.
The negative shift in stock market sentiment has not as yet influenced the commercial real estate property market where across all property sectors occupancy remains high while rent spreads and cash flow continue to follow a multiyear positive trend. As investors continue to exit the public real estate market there is also a substantial flow of new and uninvested private real estate capital creating a fluid demand for income producing commercial real estate properties at relatively high prices to historical norms. Thus, the post-recovery phase of the commercial real estate cycle shows few signs of contraction of fundamentals, with “extra innings” becoming a distinct possibility.
REMS Real Estate Value-Opportunity Portfolio’s Institutional Class returned -13.78% in 2018, compared to the NAREIT Equity Index which returned -4.6%. Company size was key to performance in 2018, with the largest market capitalization quartile of the index returning -4% while the smallest market capitalization quartile returned -18% for the year (source: FTSE Nareit, Factset). REMS Real Estate Value Portfolios were directly impacted by both market volatility and the negative effect on smaller market capitalizations. REMS’ portfolio investments typically target “outside the box” special situations with a bias towards smaller capitalization real estate enterprises where the public market often significantly undervalues real estate and rental driven cash flows.
In REMS’ view, neither real estate fundamentals, which continue to experience a solid post recovery environment, nor long-term interest rates (which declined in Q4) were meaningful factors in the negative share price returns for public real estate enterprises in the back half of 2018. Stock market sentiment and volatility, combined with a significant “risk off” market capitalization effect, told the whole story.
Your portfolio investments reflect a longer cycle view with a more recent focus on transitioning the Real Estate Value portfolios towards opportunities related to post recovery stages of the commercial real estate cycle. This transition is nearly complete and the portfolio Top Ten positions place a concentrated emphasis on potential development/redevelopment real estate value creation through accretive recycling of real estate assets.

REMS Real Estate Value-Opportunity Fund
As of December 31, 2018

Today’s higher private market real estate asset pricing, combined with moderate new supply growth and favorable job growth driven demand, create an attractive arbitrage opportunity in real estate enterprises with mature, stable cash flow properties and established development/redevelopment expertise. REMS’ core positions are focused on real estate platforms specifically suited for these late cycle opportunities.
During periods when stock market uncertainty over capital markets due to economic and geopolitical outcomes result in discounted pricing for quality commercial real estate assets inside public market structures, it is worthwhile to consider a longer-term history of returns. Over the past 30 years publicly traded commercial real estate has grown from $11 billion of market capitalization to a recognized market sector with over $1 trillion of capitalization. During this longer term evolution, there have been wide variations in the stock market’s bid for these enterprises often due to capital market imbalances, an uncertain economic outlook, and at times oversupply of new properties. However, it is clearly evident that commercial real estate assets shepherded in a public format have realized steady longer-term cash flow returns that have also been matched by double-digit annualized total returns (price plus dividends) in the public markets.
Over the past three years, where appropriate, REMS has steadily recycled investments at higher valuations in order to reposition the portfolio with a view toward discounted late cycle real estate opportunities. With that process nearly complete the core components of REMS’ Real Estate Value positioning are now represented by equity interests in undervalued, well located commercial real estate with high occupancy and positive relative cash flow. These properties include:
•	270 office buildings, 390 life science/medical office properties over 90% leased and occupied
•	23,800 apartments 95% occupied; 52,400 single family rental properties 95% occupied
•	1.6 million acres of timberland plus a residential land bank representing a multi-year supply of condominium/single family building sites
•	555 industrial buildings 96% occupied
•	630 open air shopping centers 93% occupied
•	Boutique hotel portfolio (49 hotels) in premium locations with above market occupancy
•	280 owned and leased data centers on 3 continents

REMS Real Estate Value-Opportunity Fund
As of December 31, 2018

Importantly and by design, REMS has focused on properties primarily located on the eastern seaboard from Boston to Miami, across the key sunbelt markets and on the west coast from San Diego to Seattle. These markets offer better long-term job growth, rising rents, strong supply absorption and higher asset pricing. Assembling these individual properties as a portfolio, in the configuration we have constructed, would be nearly impossible in the private capital markets.
A further consideration is REMS’ view of the stability of these assets and capital structure supporting them. Given the current level of leasing and occupancy activity across these properties, there is high visibility of additional cash flow growth in 2019. Commercial real estate properties’ cash flow and occupancy change gradually and lag economic activity. Furthermore, in recent years public real estate companies have been selling assets at attractive private market prices and choosing to retire debt rather than a strategy of pursuing leveraged acquisitions. REMS’ core positions average 3.4x fixed charge coverage, 36% leverage to private market value and hold $90 billion of unencumbered property. In REMS’ view these real estate platforms are now well positioned for both potential uncertainty near-term and opportunity longer-term.
By REMS’ analysis the Stock Market is offering a substantially discounted price for this special situation real estate portfolio relative to the estimated private market value of the assets. When this type of public/private arbitrage exists, history suggests that over time pricing will emerge that better reflects both the current and future value of these real estate investments.
As always, we thank you for your continued interest and support.

Sincerely,

Edward W. Turville, CFA	John E. Webster
Managing Director	President

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
Portfolio Composition
As of December 31, 2018 (unaudited)

Common Stocks

Holdings by Industry/Asset Class	% of Net Assets
Common Stock:
Diversified/Other	29.71%
Office/Industrial	24.60%
Multi-Family	8.05%
Hotel	5.80%
Healthcare	5.79%
Retail	4.78%
Self Storage	3.70%
Exchange Traded Funds	6.85%
Money Market Fund	0.01%
89.29%

Preferred Stocks

Holdings by Industry/Asset Class	% of Net Assets
Preferred Stock:
Diversified/Other	3.46%
Hotel	2.76%
Mortgage REIT	2.29%
8.51%

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
Comparison of $50,000 Investment
As of December 31, 2018 (unaudited)

Institutional Class
REMS Real Estate Value-Opportunity Fund Shares vs. NAREIT Equity Index

	Institutional Class Shares
	Total Return	Average Annual Return*
	One Year	Five Years	Ten Years
	Ended	Ended	Ended
	12/31/18*	12/31/18	12/31/18
REMS Real Estate Value-Opportunity Fund
Institutional Class Shares	(13.78%)	1.88%	11.66%
NAREIT Equity Index	(4.62%)	7.90%	12.12%

Past performance is not predictive of future performance.

* The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The NAREIT Equity Index is a free float adjusted market capitalization weighted index that includes all tax qualified REITs listed in the NYSE, AMEX, and NASDAQ National Market.

(The comparative index is not adjusted to reflect expenses that the Securities and Exchange Commission requires to be reflected in the Fund’s performance.)

Important Disclosure Statements
Each Fund’s prospectus contains important information about the Funds’ investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Funds’ past performance does not guarantee future results. The investment return and principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Funds’ prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.
Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.
Information provided with respect to the Funds’ Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of December 31, 2018 and are subject to change at any time.
The opinions presented in this document are those of the portfolio manager as of the date of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
Comparison of $10,000 Investment
As of December 31, 2018 (unaudited)

Platform Class
REMS Real Estate Value-Opportunity Fund Shares vs. NAREIT Equity Index

	Platform Class Shares
	Total Return	Average Annual Return*
			Since
	One Year	Five Years	Inception
	Ended	Ended	12/22/09 to
	12/31/18*	12/31/18	12/31/18
REMS Real Estate Value-Opportunity Fund
Platform Class Shares	(13.97%)	1.63%	8.33%
NAREIT Equity Index	4.62%	7.90%	10.43%

Past performance is not predictive of future performance.

* The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The NAREIT Equity Index is a free float adjusted market capitalization weighted index that includes all tax qualified REITs listed in the NYSE, AMEX, and NASDAQ National Market.

(The comparative index is not adjusted to reflect expenses that the Securities and Exchange Commission requires to be reflected in the Fund’s performance.)

Important Disclosure Statements
Each Fund’s prospectus contains important information about the Funds’ investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Funds’ past performance does not guarantee future results. The investment return and principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Funds’ prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.
Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.
Information provided with respect to the Funds’ Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of December 31, 2018 and are subject to change at any time.
The opinions presented in this document are those of the portfolio manager as of the date of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
Schedule of Investments
As of December 31, 2018

		Fair
Security Description	Shares	Value

COMMON STOCKS – 82.43%
DIVERSIFIED/OTHER – 29.71%
CatchMark Timber Trust, Inc.	302,200	$ 2,145,620
Equinix, Inc.	8,290	2,922,723
iStar Financial Inc.	430,400	3,946,768
Kennedy-Wilson Holdings, Inc. *	222,600	4,044,642
The Howard Hughes Corp.	30,100	2,938,362
VEREIT, Inc.	381,300	2,726,295
Weingarten Realty Investors	70,200	1,741,662
		20,466,072
HEALTHCARE – 5.79%
Brookdale Senior Living, Inc. (a)	95,900	642,530
HCP Inc.	119,700	3,343,221
		3,985,751
HOTEL – 5.80%
Hersha Hospitality Trust	189,600	3,325,584
RLJ Lodging Trust	40,906	670,858
		3,996,442
MULTI-FAMILY – 8.05%
American Homes 4 Rent	152,100	3,019,185
Rayonier, Inc.	52,400	1,450,956
William Lyon Homes – Class A (a)	100,744	1,076,953
		5,547,094
OFFICE/INDUSTRIAL – 24.60%
Brandywine Realty Trust *	310,900	4,001,283
City Office REIT, Inc.	204,600	2,097,150
Cousins Property	580,600	4,586,740
Empire State Realty Trust Inc. “A”	233,400	3,321,282
Liberty Property Trust	70,200	2,939,976
		16,946,431
RETAIL – 4.78%
Brixmor Property Group, Inc.	224,300	3,294,967
SELF STORAGE – 3.70%
Jernigan Capital, Inc.	128,500	2,546,870
TOTAL COMMON STOCKS – 82.43%
(Cost: $59,118,770)		56,783,627

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
Schedule of Investments
As of December 31, 2018 — (Continued)

		Fair
Security Description	Shares	Value

PREFERRED STOCK – 8.51%
DIVERSIFIED/OTHER – 3.46%
iStar Financial Inc., Series I, 7.500%	107,755	$ 2,381,386
HOTEL – 2.76%
RLJ Lodging Trust, Series A, 1.950%	77,200	1,902,980
MORTGAGE REIT – 2.29%
Colony Capital, Inc., Series H, 7.125%	85,500	1,578,330
TOTAL PREFERRED STOCKS – 8.51%
(Cost: $4,040,927)		5,862,696
EXCHANGE TRADED FUNDS – 6.85%
Real Estate Select Sector SPDR ETF	108,600	3,366,600
Vanguard Real Estate ETF	18,100	1,349,717
		4,716,317
TOTAL EXCHANGE TRADED FUNDS – 6.85%
(Cost: $4,966,453)		4,716,317
TOTAL LONG POSITIONS – 97.79%
(Cost: $68,126,150)		67,362,640

MONEY MARKET – 0.01%
Money Market Fiduciary, 0.0685%(b)	9,201	9,201
(Cost: $9,201)
NET INVESTMENTS IN SECURITIES – 97.80%
(Cost: $68,135,351)		67,371,841
Other assets, net of liabilities – 2.20%		1,517,990
NET ASSETS – 100.00%		$ 68,889,831

(a)	Non-income producing
(b)	Effective 7 day yield as of December 31, 2018
*	All or a portion of position is segregated as collateral for securities borrowings. The segregated market value of collateral is $8,045,925

See Notes to Financial Statements

REMS Real Estate Income 50/50 Fund
As of December 31, 2018

Dear REMS Real Estate Income 50/50 Fund Investors:
The Real Estate Income 50/50 Portfolio encountered a negative year as both the REIT preferred holdings (54% of portfolio holdings) and common equities (46% of portfolio holdings) participated in the broad public market selloff, resulting in a -9.1% return for the year versus a -4.6% return for the NAREIT Equity Index for the year. Supported by attractive yield spreads and solid credit metrics the decline in REIT preferred pricing was less severe than equities though falling -6% during the year, even as longer-term interest rates declined in Q4, indicating the imbalances present in the public markets. The REIT common equities experienced more difficult returns (-10%) primarily reflecting the market’s negative impact on smaller capitalization companies. There was a leveraged position in the portfolio at year-end due to year-end redemptions and portfolio rebalancings and is being gradually and thoughtfully reduced.
At year-end, the yield spread to the 10-year Treasury for the portfolio REIT preferreds was historically wide at 460 basis points. The preferred portion of the portfolio remains stable, well-diversified by product type and offers a high dividend yield of 7.3%. This is very attractive relative to the underlying credits which continue to improve with positive property fundamentals and declining leverage.
The portfolio common equities are now trading at an estimated average 20% discount to real estate private market value, 8.1% cash flow yield and 6.5% cash dividend yield with the expectation of continued cash flow and dividend growth in 2019. REMS remains confident this uniquely positioned REIT equity/preferred portfolio will continue to create attractive relative income flows and longer-term capital gains.
Looking ahead to 2019, we expect a continued modest level of preferred issuance and redemption, with continued credit improvement in existing issues due to the improving underlying cash flows and balance sheets of issuing companies. Common REIT equities are currently trading at discounted valuations that appear disconnected to the private market valuations of similar assets. When this type of public/private arbitrage exists, history suggests that over the time pricing will emerge that better reflects both the current and future value of these real estate investments.
REMS remains confident this uniquely positioned REIT equity/preferred portfolio will continue to create attractive relative income flows and longer-term capital gains for our investors.
As always, we thank you for your investment in the Fund and your continued interest and support.

Sincerely,

Edward W. Turville, CFA	John Webster
Managing Director	President

REMS REAL ESTATE INCOME 50/50 FUND
Portfolio Composition
As of December 31, 2018 (unaudited)

Common Stocks

Holdings by Industry/Asset Class	% of Net Assets
Common Stock:
Office/Industrial	17.30%
Diversified/Other	14.73%
Hotel	7.06%
Retail	6.07%
Healthcare	4.52%
Multi-Family	4.15%
Money Market Fund	0.92%
54.75%

Preferred Stocks

Holdings by Industry/Asset Class	% of Net Assets
Preferred Stock:
Diversified/Other	19.20%
Industrial	8.34%
Hotel	7.84%
Retail	7.74%
Convertible Preferred	7.30%
Office	5.30%
Multi-Family	4.99%
Mortgage REIT	1.94%
62.65%

REMS REAL ESTATE INCOME 50/50 FUND
Comparison of $50,000 Investment
As of December 31, 2018 (unaudited)

Institutional Class
REMS Real Estate Income 50/50 Fund Shares vs. NAREIT Equity Index

	Institutional Class Shares
	Total Return	Average Annual Return*
			Since
	One Year	Five Years	Inception
	Ended	Ended	4/4/11 to
	12/31/18*	12/31/18	12/31/18
REMS Real Estate Income 50/50 Fund Institutional Class	-9.06%	5.43%	5.76%
NAREIT Equity Index	-4.62%	7.90%	7.88%

Past performance is not predictive of future performance.

* The returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of Fund shares.

The NAREIT Equity Index is a free float adjusted market capitalization weighted index that includes all tax qualified REITS listed in the NYSE, AMEX, and NASDAQ National Market.

(The comparative index is not adjusted to reflect expenses that the Securities and Exchange Commission requires to be reflected in the Fund’s performance.)

On April 4, 2011, Real Estate Management Services Group, LLC became the Investment Advisor to the Fund and the Fund’s investment objective was changed. Previous periods during which the Fund was advised by another investment advisor are not shown in the graph.

Important Disclosure Statements
Each Fund’s prospectus contains important information about the Funds’ investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Funds’ past performance does not guarantee future results. The investment return and principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Funds’ prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.
Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.
Information provided with respect to the Funds’ Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of December 31, 2018 and are subject to change at any time.
The opinions presented in this document are those of the portfolio manager as of the date of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

REMS REAL ESTATE INCOME 50/50 FUND
Comparison of $10,000 Investment
As of December 31, 2018 (unaudited)

Platform Class
REMS Real Estate Income 50/50 Fund Shares vs. NAREIT Equity Index

	Platform Class Shares
	Total Return	Average Annual Return*
			Since
	One Year	Five Years	Inception
	Ended	Ended	4/4/11 to
	12/31/18*	12/31/18	12/31/18
REMS Real Estate Income 50/50 Fund Platform Class	-9.32%	5.14%	5.44%
NAREIT Equity Index	-4.62%	7.90%	7.88%

Past performance is not predictive of future performance. Performance figures include deduction of maximum applicable sales charges.

* The returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of Fund shares.

The NAREIT Equity Index is a free float adjusted market capitalization weighted index that includes all tax qualified REITs listed in the NYSE, AMEX, and NASDAQ National Market.

(The comparative index is not adjusted to reflect expenses that the Securities and Exchange Commission requires to be reflected in the Fund’s performance.)

On April 4, 2011, Real Estate Management Services Group, LLC became the Investment Advisor to the Fund and the Fund’s investment objective was changed. Previous periods during which the Fund was advised by another investment advisor are not shown in the graph.

Important Disclosure Statements
Each Fund’s prospectus contains important information about the Funds’ investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Funds’ past performance does not guarantee future results. The investment return and principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Funds’ prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.
Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.
Information provided with respect to the Funds’ Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of December 31, 2018 and are subject to change at any time.
The opinions presented in this document are those of the portfolio manager as of the date of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

REMS REAL ESTATE INCOME 50/50 FUND
Schedule of Investments
As of December 31, 2018

		Fair
Security Description	Shares	Value

COMMON STOCKS – 53.83%
DIVERSIFIED/OTHER – 14.73%
Gaming and Leisure Properties, Inc. **	34,300	$ 1,108,233
Kennedy-Wilson Holdings Inc. **	86,500	1,571,705
VEREIT, Inc. **	215,300	1,539,395
Weingarten Realty Investors **	64,900	1,610,169
		5,829,502
HEALTHCARE – 4.52%
HCP, Inc. **	64,000	1,787,520
HOTEL – 7.06%
Hersha Hospitality Trust **	137,246	2,407,295
RLJ Lodging Trust	23,500	385,400
		2,792,695
OFFICE/INDUSTRIAL – 17.30%
Brandywine Realty Trust **	176,900	2,276,703
City Office REIT, Inc.	143,200	1,467,800
Liberty Property Trust	36,400	1,524,432
STAG Industrial, Inc. **	63,400	1,577,392
		6,846,327
MULTI-FAMILY – 4.15%
CatchMark Timber Trust Inc. **	231,000	1,640,100
RETAIL – 6.07%
Brixmor Property Group, Inc. **	163,400	2,400,346
TOTAL COMMON STOCKS
(Cost: $19,735,764)		21,296,490

PREFERRED STOCK – 62.65%
CONVERTIBLE PREFERRED – 7.30%
RLJ Lodging Trust, Series A, 1.950%	42,400	1,045,160
RPT Realty, Series D, 7.250% **	37,300	1,844,485
		2,889,645
DIVERSIFIED/OTHER – 19.20%
Brookfield Property REIT Inc, Series A, 6.375%	23,800	515,270
Colony NorthStar, Inc., Series G, 7.500%	31,000	620,000
Digital Realty Trust, Series C, 6.625%	14,671	388,488
Digital Realty Trust, Series G, 5.875%	33,600	788,928
iStar Financial Inc., Series D, 8.000%	33,100	794,069

See Notes to Financial Statements

REMS REAL ESTATE INCOME 50/50 FUND
Schedule of Investments
As of December 31, 2018 (Continued)

		Fair
Security Description	Shares	Value

DIVERSIFIED/OTHER (Continued)
iStar Financial Inc., Series I, 7.500%	42,549	$ 940,333
National Storage Affiliates Trust, Series A, 6.000%	35,400	794,730
Public Storage, Series A, 5.875%	11,200	280,000
Spirit Realty Capital Inc., Series A, 6.000%	23,300	466,000
VEREIT, Inc., Series F, 6.700%	45,800	1,083,628
Vornado Realty Trust, Series L, 5.400%	43,100	924,064
		7,595,510
HOTEL – 7.84%
Hersha Hospitality Trust, Series C, 6.875%	27,900	606,267
Hersha Hospitality Trust, Series D, 6.500%	19,700	397,940
Pebblebrook Hotel Trust, Series E, 6.375%	39,400	947,570
Summit Hotel Properties, Series E, 6.250%	26,900	551,988
Sunstone Hotel Investors, Series F, 6.450%	26,130	597,854
		3,101,619
INDUSTRIAL – 8.34%
Monmouth Real Estate Investment Corp., Series C, 6.125%	27,037	614,821
PS Business Parks, Inc., Series U, 5.750%	35,964	843,356
PS Business Parks, Inc., Series X, 5.250%	9,400	194,580
PS Business Parks, Inc., Series Y, 5.200%	8,400	172,620
Rexford Industrial Realty, Series A, 5.875% **	51,200	1,144,832
Rexford Industrial Realty, Series B, 5.875%	15,000	329,850
		3,300,059
MORTGAGE REIT – 1.94%
Annaly Capital Management, Series C, 7.625%	16,050	403,016
Annaly Capital Management, Series D, 7.500%	14,800	366,152
		769,168
MULTI-FAMILY – 4.99%
American Homes 4 Rent, Series D, 6.500%	23,900	538,228
American Homes 4 Rent, Series E, 6.350%	17,000	376,550
Investors Real Estate Trust, Series C, 6.625%	23,600	543,272
UMH Properties, Inc., Series B, 8.000%	20,135	513,644
		1,971,694
OFFICE – 5.30%
Boston Properties, Inc., Series B, 5.250%	12,200	278,770
City Office REIT, Series A, 6.625%	40,000	902,000
SL Green Realty Corp., Series I, 6.500%	36,300	915,849
		2,096,619

See Notes to Financial Statements

REMS REAL ESTATE INCOME 50/50 FUND
Schedule of Investments
As of December 31, 2018 (Continued)

		Fair
Security Description	Shares	Value

RETAIL – 7.74%
Pennsylvania Real Estate Investment Trust, Series C, 7.200%	29,600	$ 476,264
Saul Centers, Inc., Series C, 6.875%	14,700	367,794
SITE Centers Corp., Series J, 6.500%	11,584	262,609
SITE Centers Corp., Series K, 6.250%	22,997	505,244
Taubman Centers Inc., Series K, 6.250%	38,684	911,008
Washington Prime Group, Series I, 6.875%	34,364	541,577
		3,064,496
TOTAL PREFERRED STOCKS
(Cost: $29,617,967)		24,788,810
TOTAL LONG POSITIONS – 116.48%		46,085,300
MONEY MARKET – 0.92%
Money Market Fiduciary, 0.0685%*
(Cost: $362,444)	362,444	362,444
NET INVESTMENTS IN SECURITIES – 117.40%
(Cost: $49,716,175)		46,447,745
Liabilities in excess of other assets – (17.40)%		(6,884,725)
NET ASSETS – 100.00%		$ 39,563,020

*	Effective 7 day yield as of December 31, 2018
**	All or a portion of position is segregated as collateral for borrowings. The segregated market value of collateral is $20,908,175

See Notes to Financial Statements

REMS International Real Estate Value-Opportunity Fund
As of December 31, 2018

Dear REMS International Real Estate Value-Opportunity Fund Investors:
Broad global equity market weakness in 4Q 2018 caused international equity indices to post negative returns for the year. The REMS International Real Estate Value-Opportunity Fund’s Institutional Class Shares declined by 5.8% over the year, better than the EPRA/NAREIT Global Ex USA Index which declined 7.6%. The Fund’s investment in luxury hotel owner Belmond, positive returns in emerging markets, and two specialized investments in Australia helped the Fund’s returns. Investments in Spain and Ireland performed poorly as did an exposure to the UK given the ongoing Brexit issues. Consistent with the investment process, REMS took advantage of share price weakness in 4Q to fully invest cash into three new investments including Boardwalk (Canadian multifamily), Shurgard (UK/Euro self-storage) and InterXion (UK/Euro datacenters).
The REMS International Real Estate Value–Opportunity Fund (“Fund”) is positioned to benefit from a number of trends which are highly differentiated from broad index or ETF exposure. Namely the growth potential of emerging real estate asset classes in Europe and an exposure to high cash flow growth investments in Spain and Ireland. In addition, with the ongoing disruption from Brexit negotiations the Fund is positioned in some deep value investments in the West End of London real estate. Also in Asia, the Fund is positioned to take advantage of possible restructurings in Hong Kong while avoiding low growth investments in Japan. Finally, about 25% of the Fund is currently exposed to a basket of real estate deep value investments’ that offer deep value, high cash flow growth, transitioning strategy/structure, and potential M&A.
Valuation and growth characteristics of the Fund continue to be attractive at 70% of the underlying value of real estate, and a 7% real estate yield with 15% per annum estimated earnings growth. We do not believe this quality of real estate at such discounted values cannot be found in any private real estate funds. Earnings growth is significantly higher and more visible relative to listed international real estate ETFs driven by growing rents, occupancy, and re/developments. We believe these characteristics position the Fund well to achieve attractive total returns over time.

Sincerely,

Quentin Velleley, CFA
Portfolio Manager

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
Portfolio Composition
As of December 31, 2018 (unaudited)

Common Stocks

Holdings by Country/Asset Class	% of Net Assets
Common Stock:
Hong Kong	19.34%
Ireland	13.38%
Great Britain	12.42%
Australia	9.69%
Japan	9.55%
Spain	9.08%
Singapore	5.02%
Bermuda	4.88%
Mexico	4.53%
Austria	4.04%
Luxembourg	2.83%
Germany	2.72%
Canada	2.12%
Netherlands	1.12%
Brazil	1.03%
101.75%

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
Comparison of $50,000 Investment
As of December 31, 2018 (unaudited)

Institutional Class
REMS International Real Estate Value-Opportunity Fund Shares vs. EPRA/NAREIT Global ex U.S. Equity Index

Institutional Class Shares
	Total	Average
	Return	Annual Return
Since
	One Year	Inception
	Ended	3/19/14 to
	12/31/18*	12/31/18*
REMS International Real Estate Value-Opportunity Fund
Institutional Class Shares	(5.85%)	3.57%
EPRA/NAREIT Global ex U.S. Equity Index	(7.61%)	3.73%

Past performance is not predictive of future performance.

* The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The EPRA/NAREIT Global ex US Equity Index is a family of indices using specific fundamental factors that weight index constituents, rather than market capitalization. The weights are therefore not dependent upon price-based stock market based valuations.

(The comparative index is not adjusted to reflect expenses that the Securities and Exchange Commission requires to be reflected in the Fund’s performance.)

Important Disclosure Statements
Each Fund’s prospectus contains important information about the Funds’ investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Funds’ past performance does not guarantee future results. The investment return and principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Funds’ prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.
Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.
Information provided with respect to the Funds’ Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of December 31, 2018 and are subject to change at any time.
The opinions presented in this document are those of the portfolio manager as of the date of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
Comparison of $50,000 Investment
As of December 31, 2018 (unaudited)

Class Z
REMS International Real Estate Value-Opportunity Fund Shares vs. EPRA/NAREIT Global ex U.S. Equity Index

Class Z Shares
Total
Return
Since
Inception
4/20/18 to
12/31/18*
REMS International Real Estate Value-Opportunity Fund
Class Z Shares	(8.15%)
EPRA/NAREIT Global ex U.S. Equity Index	(8.73%)

Past performance is not predictive of future performance.

* The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The EPRA/NAREIT Global ex US Equity Index is a family of indices using specific fundamental factors that weight index constituents, rather than market capitalization. The weights are therefore not dependent upon price-based stock market based valuations.

(The comparative index is not adjusted to reflect expenses that the Securities and Exchange Commission requires to be reflected in the Fund’s performance.)

Important Disclosure Statements
Each Fund’s prospectus contains important information about the Funds’ investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Funds’ past performance does not guarantee future results. The investment return and principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Funds’ prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.
Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.
Information provided with respect to the Funds’ Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of December 31, 2018 and are subject to change at any time.
The opinions presented in this document are those of the portfolio manager as of the date of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
Schedule of Investments
As of December 31, 2018

		Fair
Security Description	Shares	Value

COMMON STOCK – 101.75%
DIVERSIFIED – 45.18%
Capital & Counties Properties PLC **	943,400	$ 2,778,737
CapitaLand Ltd. **	1,425,000	3,251,467
Hulic Company, Ltd. **	353,600	3,177,738
Ichigo	296,000	861,494
InterXion Holding N.V.*	13,400	725,744
Land Securities Group PLC	252,900	2,592,821
Merlin Properties SOCIMI, S.A.	271,000	3,348,688
MTR Corporation Ltd.	603,000	3,172,671
Swire Properties Ltd.	942,000	3,308,218
The Wharf (Holdings) Ltd.	1,112,300	2,897,761
Wheelock & Co. Ltd.	550,000	3,143,158
		29,258,497
MULTI-FAMILY/HOUSING – 14.73%
Aedas Homes SL *	99,600	2,528,799
Boardwalk Real Estate Investment Trust	49,600	1,373,701
Glenveagh Properties PLC*	3,174,000	2,491,052
Irish Residential Properties	2,033,800	3,145,772
		9,539,324
OFFICE/INDUSTRIAL – 38.31%
BR Properties, S.A.	314,600	665,597
CA Immobilien Anlagen AG	82,700	2,617,065
Corporacion Inmobiliaria Vesta SAB	2,146,800	2,930,961
Derwent London PLC	73,473	2,671,660
Hibernia REIT PLC	2,110,100	3,026,862
Hongkong Land Holdings Limited	501,900	3,161,970
Mitsubishi Estate Co., Ltd.	136,000	2,145,997
National Storage REIT	3,228,900	3,991,210
Shurgard Self Storage SA*	66,086	1,836,143
VIB Vermogen AG	72,400	1,758,570
		24,806,035

See Notes to Financial Statements

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
Schedule of Investments
As of December 31, 2018 (Continued)

		Fair
Security Description	Shares	Value

RETAIL – 3.53%
Shopping Centres Australasia Property Group	1,273,200	$ 2,286,702
TOTAL COMMON STOCK – 101.75%
(Cost: $ 73,038,263)		65,890,558
NET INVESTMENTS IN SECURITIES – 101.75%
(Cost: $ 73,038,263)		65,890,558
Liabilities in excess of other assets – (1.75)%		(1,134,316)
NET ASSETS – 100.00%		$ 64,756,242

*	Non-income producing
**	All or a portion of position is segregated as collateral for borrowings. The segregated market value of collateral is $9,207,942

See Notes to Financial Statements

REMS GROUP FUNDS
Statements of Assets & Liabilities
December 31, 2018

				REMS
				International
	REMS Real	REMS		Real Estate
	Estate Value-	Real Estate		Value-
	Opportunity	Income		Opportunity
	Fund	50/50 Fund		Fund
ASSETS
Investments at fair value* (Note 1)	$67,371,841	$46,447,745		$65,890,558
Cash	—	—		14,792
Foreign cash **	—	—		407,149
Receivable for investments sold	992,378	5,336,590		229,492
Receivable for capital stock sold	2,021,035	47,418		149,692
Dividends and interest receivable	229,706	311,087		218,354
Tax reclaim receivable	—	—		44,538
Due from advisor	—	5,500		40,383
Prepaid expenses	33,187	19,751		28,488
TOTAL ASSETS	70,648,147	52,168,091		67,023,446

LIABILITIES
Liabilities in excess of balance with custodians	—	—		1,613,784
Due to broker	1,246,372	12,500,012		—
Payable for securities purchased	—	—		539,020
Payable for capital stock redeemed	455,208	74,600		97,523
Accrued interest payable	109	7,569		—
Accrued investment advisory fees	45,150	—		—
Accrued 12b-1 fees	8	—		—
Accrued administration and transfer agent	2,655	2,052		2,277
Accrued accounting fees	1,204	879		3,400
Other accrued expenses	7,610	19,959		11,200
TOTAL LIABILITIES	1,758,316	12,605,071		2,267,204
NET ASSETS	$68,889,831	$39,563,020		$64,756,242

Net Assets Consist of:
Paid-in-capital	$77,157,613	$42,817,342		$70,845,697
Distributable earnings (deficit)	(8,267,782)	(3,254,322)		(6,089,455)
Net Assets	$68,889,831	$39,563,020		$64,756,242

NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE
Institutional Class
Net Assets	$61,438,456	$37,638,239		$53,596,263
Shares Outstanding (unlimited number of shares
authorized without par value)	5,719,405	3,492,763		5,442,860
Net Asset Value and Offering Price Per Share	$10.74	$10.78	(A)	$9.85	(A)

Platform Class
Net Assets	$7,451,375	$1,924,781		—
Shares Outstanding (unlimited number of shares
authorized without par value)	701,785	180,816		—
Net Asset Value and Offering Price Per Share	$10.62	$10.64	(A)	—

Class Z
Net Assets	$—	$—		$11,159,979
Shares Outstanding (unlimited number of shares
authorized without par value)	—	—		1,120,532
Net Asset Value and Offering Price Per Share	$—	$—		$9.96
* Identified cost of	$68,135,351	$49,716,175		$73,038,263
** Foreign cash cost of	$—	$—		$403,627

(A)	Certain redemptions made within 90 days of purchase may include a 2% redemption fee.

See Notes to Financial Statements

REMS GROUP FUNDS
Statements of Operations
For the year ended December 31, 2018

			REMS
			International
	REMS Real	REMS	Real Estate
	Estate Value-	Real Estate	Value-
	Opportunity	Income	Opportunity
	Fund	50/50 Fund	Fund
INVESTMENT INCOME
Dividends*	$2,527,258	$2,707,256	$1,685,436
Interest	10,832	5,701	9,281
Total investment income	2,538,090	2,712,957	1,694,717

EXPENSES
Investment advisory fees (Note 2)	1,007,977	296,029	672,337
12b-1 fees, Platform Class (Note 2)	26,575	5,405	—
Recordkeeping and administrative
services (Note 2)	40,109	24,320	25,819
Accounting fees (Note 2)	34,490	20,961	43,758
Custodian fees	18,459	6,292	47,016
Transfer agent fees (Note 2)	29,938	21,742	21,749
Professional fees	65,782	41,440	34,993
Filing and registration fees	63,250	30,000	18,000
Trustee fees	8,546	5,128	5,087
Compliance fees	9,487	5,910	5,745
Shareholder reporting	26,027	21,314	15,676
Shareholder servicing (Note 2)
Institutional Class	85,093	55,241	48,773
Platform Class	26,576	3,377	—
Dividend expense	55,159	—	—
Interest expense	42,523	7,587	3
Proxy expense	82,208	39,831	32,094
Other	21,225	20,624	15,743
Total expenses	1,643,424	605,201	986,793
Advisory fee waivers and reimbursed
expenses (Note 2)	(94,622)	(108,507)	(529,426)
Net Expenses	1,548,802	496,694	457,367
Net investment income (loss)	989,288	2,216,263	1,237,350

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain (loss) on investments	(713,447)	(932,838)	6,059,020
Net realized gain (loss) on short positions	610,243	—	—
Net realized gain (loss) on foreign
currency transactions	—	—	(8,414)
Net increase (decrease) in unrealized
appreciation (depreciation) of investments	(15,408,714)	(7,335,825)	(12,003,904)
Net increase (decrease) in unrealized
appreciation (depreciation) of securities
sold short	59,895	—	—
Net increase (decrease) in unrealized
appreciation (depreciation) of foreign
currency transactions	—	—	(2,052)
Net realized and unrealized gain (loss) on
investments and securities sold short	(15,452,023)	(8,268,663)	(5,955,350)
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS	$(14,462,735)	$(6,052,400)	$(4,718,000)
* Net of foreign tax withheld	$—	$—	$151,821

See Notes to Financial Statements

REMS GROUP FUNDS
Statements of Changes in Net Assets

	REMS Real Estate Value-			REMS Real Estate
	Opportunity Fund			Income 50/50 Fund
	For the	For the		For the	For the
	year ended	year ended		year ended	year ended
	December 31,	December 31,		December 31,	December 31,
	2018	2017		2018	2017
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$989,288	$3,381,681		$2,216,263	$2,974,081
Net realized gain (loss) on investments,
securities sold short and foreign
currency transactions	(103,204)	10,361,775		(932,838)	1,749,825
Net increase (decrease) in unrealized
appreciation (depreciation) of
investments, securities sold short and
foreign currency transactions	(15,348,819)	(16,620,737)		(7,335,825)	(1,831,935)
Increase (decrease) in net assets
from operations	(14,462,735)	(2,877,281)		(6,052,400)	2,891,971
DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Institutional Class	(1,469,338)	(24,913,480	)**	(2,776,084)	(3,782,839	)****
Platform Class	(128,636)	(2,326,357	)***	(91,215)	(107,254	)*****
Return of Capital
Institutional Class	(872,121)	—		—	—
Platform Class	(97,712)	—		—	—
Decrease in net assets
from distributions	(2,567,807)	(27,239,837)		(2,867,299)	(3,890,093)
CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Institutional Class	19,121,010	41,763,578		4,611,415	12,880,882
Platform Class	376,447	2,725,767		—	47,125
Distributions reinvested
Institutional Class	1,882,265	19,061,480		2,165,545	3,122,117
Platform Class	217,706	2,205,505		86,843	102,242
Shares redeemed
Institutional Class	(74,448,507)	(162,943,702)		(29,911,680)*	(35,275,455)
Platform Class	(5,502,157)	(13,298,626)		(242,513)	(240,878)
Increase (decrease) in net assets from
capital stock transactions	(58,353,236)	(110,485,998)		(23,290,390)	(19,363,967)
NET ASSETS
Increase (decrease) during period	(75,383,778)	(140,603,116)		(32,210,089)	(20,362,089)
Beginning of period	144,273,609	284,876,725		71,773,109	92,135,198
End of period	$68,889,831	$144,273,609		$39,563,020	$71,773,109

*	Net of redemption fees of $12,497
**	Includes distributions to shareholders from net investment income of $3,152,877 and net realized gain of $21,760,603
***	Includes distributions to shareholders from net investment income of $228,804 and net realized gain of $2,097,553
****	Includes distributions to shareholders from net investment income of $2,891,959 and net realized gain of $890,880
*****	Includes distributions to shareholders from net investment income of $82,122 and net realized gain of $25,132

See Notes to Financial Statements

REMS GROUP FUNDS
Statements of Changes in Net Assets (Continued)

	REMS International Real Estate
	Value-Opportunity Fund
	For the		For the
	year ended		year ended
	December 31,		December 31,
	2018		2017
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$1,237,350		$869,714
Net realized gain (loss) on investments, securities sold short and
foreign currency transactions	6,050,606		1,997,958
Net increase (decrease) in unrealized appreciation (depreciation) of
investments, securities sold short and foreign currency transactions	(12,005,956)		5,511,456
Increase (decrease) in net assets from operations	(4,718,000)		8,379,128
DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Institutional Class	(6,330,784)		(1,557,652	)******
Class Z	(1,074,401)		—
Decrease in net assets from distributions	(7,405,185)		(1,557,652)
CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Institutional Class	16,283,462		33,715,238
Class Z	11,955,000		—
Distributions reinvested
Institutional Class	5,622,288		1,378,886
Class Z	1,074,401		—
Shares redeemed
Institutional Class	(14,005,483	)(a)	(6,302,064)
Increase (decrease) in net assets from capital stock transactions	20,929,668		28,792,060
NET ASSETS
Increase (decrease) during period	8,806,483		35,613,536
Beginning of period	55,949,759		20,336,223
End of period	$64,756,242		$55,949,759	(U)

******	Includes distributions to shareholders from net investment income of $992,831 and net realized gain of $564,821
(a)	Net of redemption fees of $10,000
(U)	Included undistributed net investment income of $67,741

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
Statement of Cash Flows
For the year ended December 31, 2018

Increase (Decrease) in Cash
Cash flows from operation activities:
Net increase (decrease) in net assets from operations	$(14,462,735)
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(38,456,674)
Proceeds from disposition of investment securities	91,581,108
Proceeds from short sales	15,838,532
Closed short transactions	(18,329,428)
Purchase of short term securities, net	(9,201)
Decrease (increase) in deposits with brokers for securities sold short	2,034,463
Decrease (increase) in receivables for securities sold	8,218,338
Decrease (increase) in dividends and interest receivable	729,686
Decrease (increase) in prepaid assets	64,486
Increase (decrease) in interest payable	(12,719)
Increase (decrease) in accrued management fees	(83,612)
Increase (decrease) in other accrued expense	(3,848)
Unrealized appreciation on investments and securities sold short	15,348,819
Net realized loss from investments
(including $825,244 of capital gain dividends)	928,448
Return of capital dividends received	2,508,817
Net cash provided by operating activities	65,894,480
Cash flows from financing activities:
Proceeds from shares sold	17,530,730
Payments on shares redeemed	(80,065,311)
Cash distributions paid	(467,837)
Net borrowings from broker	1,246,372
Net cash used in financing activities	(61,756,046)
Net increase (decrease) in cash	4,138,434
Cash:
Beginning balance	(4,138,434)
Ending balance	$—
Supplemental Disclosure of Cash Flow Information
Non-cash financing activities not included herein consist of
reinvestment of dividend distributions	$2,099,971
Cash financing activities not included herein consist of
interest paid	$55,242

See Notes to Financial Statements

REMS REAL ESTATE INCOME 50/50 FUND
Statement of Cash Flows
For the year ended December 31, 2018

Increase (Decrease) in Cash
Cash flows from operation activities:
Net increase (decrease) in net assets from operations	$(6,052,400)
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(11,942,215)
Proceeds from disposition of investment securities	27,231,330
Purchase of short term securities, net	(362,446)
Decrease (increase) in receivables for securities sold	(4,603,024)
Decrease (increase) in dividends and interest receivable	222,735
Decrease (increase) in due from Advisor	(5,500)
Decrease (increase) in prepaid assets	21,401
Increase (decrease) in interest payable	6,635
Increase (decrease) in accrued management fees	(3,172)
Increase (decrease) in other accrued expense	4,614
Unrealized appreciation on investments	7,335,825
Net realized loss from investments
(including $634,009 of capital gain dividends)	1,569,029
Return of capital dividends received	544,031
Net cash provided by operating activities	13,966,843
Cash flows from financing activities:
Proceeds from shares sold	4,564,250
Payments on shares redeemed	(30,110,702)
Cash distributions paid	(614,911)
Net borrowings from broker	12,500,012
Net cash used in financing activities	(13,661,351)
Net increase (decrease) in cash	305,492
Cash:
Beginning balance	(305,492)
Ending balance	$—
Supplemental Disclosure of Cash Flow Information
Non-cash financing activities not included herein consist of
reinvestment of dividend distributions	$2,252,388
Cash financing activities not included herein consist of
interest paid	$16,094

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
Financial Highlights
Selected per Share Data Throughout each Year

	Institutional Class Shares
	Years Ended December 31,
	2018		2017		2016		2015		2014
Net asset value, beginning of period	$12.76		$15.17		$16.01		$17.79		$15.53

Investment activities
Net investment income (loss)(1)	0.12		0.21		0.14		0.11		0.11
Net realized and unrealized gain
(loss) on investments	(1.85)		(0.37)		1.44		(0.27)		2.74
Total from investment activities	(1.73)		(0.16)		1.58		(0.16)		2.85

Distributions
Net investment income	(0.12)		(0.21)		(0.15)		(0.11)		(0.12)
Realized gains	(0.06)		(2.04)		(2.27)		(1.51)		(0.47)
Return of capital	(0.11)		—		—		—		—
Total distributions	(0.29)		(2.25)		(2.42)		(1.62)		(0.59)
Net asset value, end of period	$10.74		$12.76		$15.17		$16.01		$17.79
Total Return	(13.78%)		(1.28%)		9.89%		(0.95%)		18.48%

Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross (A)	1.49%		1.41%		1.40%		1.41%		1.36%
Expenses, net of management fee
waivers and reimbursements	1.42	%(B)	1.37	%(B)	1.39	%(B)	1.41	%(B)	1.36	%(B)
Net investment income	0.97%		1.41%		0.86%		0.63%		0.67%
Portfolio turnover rate	37.85%		43.77%		34.05%		50.77%		42.46%
Net assets, end of period (000’s)	$61,438		$130,210		$259,803		$356,188		$418,902

(1)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(A)	Gross expense ratio reflects the effect of interest, dividend and proxy expense which are excluded from the Fund’s expense limitation agreement.
(B)
Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 1.32%, 1.41%, 1.40%, 1.41%, and 1.36% for the years ended December 31, 2018, through December 31, 2014, respectively.

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
Financial Highlights (Continued)
Selected per Share Data Throughout each Year

	Platform Class Shares
	Years Ended December 31,
	2018		2017		2016		2015		2014
Net asset value, beginning of period	$12.61		$15.01		$15.86		$17.64		$15.40

Investment activities
Net investment income (loss)(1)	0.06		0.17		0.10		0.07		0.07
Net realized and unrealized gain
(loss) on investments	(1.80)		(0.36)		1.42		(0.27)		2.71
Total from investment activities	(1.74)		(0.19)		1.52		(0.20)		2.78

Distributions
Net investment income	(0.08)		(0.17)		(0.10)		(0.07)		(0.09)
Realized gains	(0.06)		(2.04)		(2.27)		(1.51)		(0.45)
Return of capital	(0.11)		—		—		—		—
Total distributions	(0.25)		(2.21)		(2.37)		(1.58)		(0.54)
Net asset value, end of period	$10.62		$12.61		$15.01		$15.86		$17.64
Total Return	(13.97%)		(1.49%)		9.62%		(1.22%)		18.17%

Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross (A)	1.91%		1.70%		1.65%		1.66%		1.61%
Expenses, net of management fee
waivers and reimbursements	1.67	%(B)	1.62	%(B)	1.64	%(B)	1.66	%(B)	1.61	%(B)
Net investment income	0.51%		1.20%		0.61%		0.38%		0.42%
Portfolio turnover rate	37.85%		43.77%		34.05%		50.77%		42.46%
Net assets, end of period (000’s)	$7,451		$14,064		$25,074		$36,871		$38,509

(1)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(A)	Gross expense ratio reflects the effect of interest, dividend and proxy expense which are excluded from the Fund’s expense limitation agreement.
(B)
Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 1.74%, 1.70%, 1.65%, 1.66%, and 1.61% for the years ended December 31, 2018, through December 31, 2014, respectively.

See Notes to Financial Statements

REMS REAL ESTATE INCOME 50/50 FUND
Financial Highlights (Continued)
Selected per Share Data Throughout each Year

	Institutional Class Shares
	Years Ended December 31,
	2018		2017		2016		2015		2014
Net asset value, beginning of period	$12.40		$12.52		$13.02		$14.68		$12.54

Investment activities
Net investment income (loss)(1)	0.41		0.45		0.69		0.43		0.44
Net realized and unrealized gain (loss)
on investments	(1.51)		0.01		0.51		(0.04)		2.39
Total from investment activities	(1.10)		0.46		1.20		0.39		2.83

Distributions
Net investment income	(0.22)		(0.45)		(0.48)		(0.46)		(0.45)
Net realized gain	(0.30)		(0.13)		(1.22)		(1.59)		(0.14)
Return of capital	—		—		—		—		(0.10)
Total distributions	(0.52)		(0.58)		(1.70)		(2.05)		(0.69)
Redemption Fees(1)	0.00	(2)	—		—		—		—
Net asset value, end of period	$10.78		$12.40		$12.52		$13.02		$14.68
Total Return	(9.06%)		3.73%		9.31%		2.69%		23.04%

Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross (A)	0.94%		0.81%		0.77%		0.84%		0.85%
Expenses, net of management fee
waivers and reimbursements	0.77	%(B)	0.71	%(B)	0.71	%(B)	0.80	%(B)	0.80	%(B)
Net investment income (loss)	3.53%		3.57%		5.13%		2.99%		3.23%
Portfolio turnover rate	19.70%		36.06%		29.42%		26.89%		22.72%
Net assets, end of period (000’s)	$37,638		$69,391		$89,635		$101,451		$137,969

(1)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(2)	Less than 0.01
(A)	Gross expense ratio reflects the effect of interest, dividend and proxy expense which are excluded from the Fund’s expense limitation agreement.
(B)
Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 0.87%, 0.81%, 0.77%, 0.84%, and 0.85% for the years ended December 31, 2018, through December 31, 2014, respectively.

See Notes to Financial Statements

REMS REAL ESTATE INCOME 50/50 FUND
Financial Highlights (Continued)
Selected per Share Data Throughout each Year

	Platform Class Shares
	Years Ended December 31,
	2018		2017		2016		2015		2014
Net asset value, beginning of period	$12.24		$12.38		$12.89		$14.55		$12.43

Investment activities
Net investment income (loss)(1)	0.30		0.41		0.65		0.39		0.41
Net realized and unrealized gain (loss)
on investments	(1.41)		(0.01)		0.51		(0.04)		2.36
Total from investment activities	(1.11)		0.40		1.16		0.35		2.77

Distributions
Net investment income	(0.19)		(0.41)		(0.45)		(0.42)		(0.41)
Net realized gain	(0.30)		(0.13)		(1.22)		(1.59)		(0.14)
Return of capital	—		—		—		—		(0.10)
Total distributions	(0.49)		(0.54)		(1.67)		(2.01)		(0.65)
Net asset value, end of period	$10.64		$12.24		$12.38		$12.89		$14.55
Total Return	(9.32%)		3.34%		9.05%		2.46%		22.74%

Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross (A)	1.28%		1.06%		1.02%		1.09%		1.10%
Expenses, net of management fee
waivers and reimbursements	1.04	%(B)	0.96	%(B)	0.96	%(B)	1.05	%(B)	1.05	%(B)
Net investment income	2.64%		3.37%		4.88%		2.74%		2.98%
Portfolio turnover rate	19.70%		36.06%		29.42%		26.89%		22.72%
Net assets, end of period (000’s)	$1,925		$2,382		$2,500		$2,479		$2,488

(1)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(A)	Gross expense ratio reflects the effect of interest, dividend and proxy expense which are excluded from the Fund’s expense limitation agreement.
(B)
Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 1.20%, 1.06%, 1.02%, 1.09%, and 1.10% for the years ended December 31, 2018, through December 31, 2014, respectively.

See Notes to Financial Statements

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
Financial Highlights (Continued)
Selected per Share Data Throughout each Year

	Institutional Class Shares(A)
	Years Ended December 31,								March 19, 2014(^) through December 31,
	2018		2017		2016		2015		2014
Net asset value, beginning of period	$11.72		$9.48		$9.65		$10.07		$10.00

Investment activities
Net investment income(1)	0.22		0.24		0.28		0.19		0.05
Net realized and unrealized gain (loss)
on investments and foreign
currency transactions	(0.91)		2.33		(0.36)		(0.32)		0.06
Total from investment activities	(0.69)		2.57		(0.08)		(0.13)		0.11

Distributions
Net investment income	(0.23)		(0.21)		(0.09)		(0.15)		(0.04)
Realized gains	(0.95)		(0.12)		—		(0.14)		—
Total distributions	(1.18)		(0.33)		(0.09)		(0.29)		(0.04)
Redemption Fees(1)	0.00	(2)	—		—		—		—
Net asset value, end of period	$9.85		$11.72		$9.48		$9.65		$10.07
Total Return	(5.85%)		27.11%		(0.88%)		(1.31%)		1.06	%**

Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross(B)	1.47%		1.38%		1.56%		2.64%		3.33	%*
Expenses, net of management fee
waivers and reimbursements	0.68	%(C)	0.26	%(C)	0.01	%(C)	0.00	%(C)	0.00	%(C)
Net investment income	1.85%		2.14%		2.92%		1.91%		0.61	%*
Portfolio turnover rate	53.11%		48.61%		40.15%		15.25%		1.47	%**
Net assets, end of period (000’s)	$53,596		$55,950		$20,336		$8,759		$4,037

(^)	Commencement of operations
*	Annualized
**	Not annualized
(1)	Per share amounts calculated using the average shares outstanding throughout the period.
(2)	Less than 0.01
(A)	Prior to June 28, 2017, the REMS International Real Estate Value-Opportunity Fund’s Institutional Shares were named Founders Shares.
(B)	Gross expense ratio reflects the effect of interest, dividend and proxy expense which are excluded from the Fund’s expense limitation agreement.
(C)
Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 1.43%, 0.26%, 0.01%, 0.00% and 0.00% for the years ended December 31, 2018, through December 31, 2015, and the period ended December 31, 2014, respectively.

See Notes to Financial Statements

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
Financial Highlights (Continued)
Selected per Share Data Throughout each Year

	Z Class Shares
	Period
	April 20, 2018(^)
	to December 31, 2018
Net asset value, beginning of period	$12.01

Investment activities
Net investment income (1)	0.15
Net realized and unrealized gain (loss) on investments and
foreign currency transactions	(1.14)
Total from investment activities	(0.99)

Distributions
Net investment income	(0.11)
Realized gains	(0.95)
Total distributions	(1.06)
Net asset value, end of period	$9.96
Total Return	(8.15	%)**
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross(A)	1.40	%*
Expenses, net of management fee waivers and reimbursements	0.73	%*(B)
Net investment income	1.79	%*
Portfolio turnover rate	53.11	%**
Net assets, end of period (000’s)	$11,160

(^)	Commencement of operations
*	Annualized
**	Not annualized
(1)	Per share amounts calculated using the average shares outstanding throughout the period.
(A)	Gross expense ratio reflects the effect of interest, dividend and proxy expense which are excluded from the Fund’s expense limitation agreement.
(B)	Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 1.36% for the period ended December 31, 2018.

See Notes to Financial Statements

REMS GROUP FUNDS
Notes to Financial Statements
December 31, 2018

Note 1 – Significant Accounting Policies
The REMS Real Estate Value-Opportunity Fund, the REMS Real Estate Income 50/50 Fund and the REMS International Real Estate Value-Opportunity Fund (the “Funds”) are diversified series of the World Funds Trust (the “Trust”) which was organized as a Delaware statutory trust on April 9, 2007 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The REMS Real Estate Value-Opportunity Fund (“REMS Value”) was established in December, 2002 originally as a series of Hillview Investment Trust II. Effective November 23, 2005, REMS Value was reorganized as a series of The World Funds, Inc. (“TWF”). On August 15, 2014, REMS Value was reorganized from TWF into the Trust. REMS Value maintains its financial statements, information and performance history in accordance with the reorganizations.
The REMS Real Estate Income 50/50 Fund (“REMS 50/50”) was established in 1997 as a series of TWF. Effective August 21, 2008, REMS 50/50 Institutional Shares were re-designated as Investor Shares. Effective December 31, 2010, the Board of Directors of TWF (the “Board”) approved Real Estate Management Services Group, LLC (“REMS”) to act as investment advisor to REMS 50/50, subject to shareholder approval. Concurrent with this action, the Board changed the name of the Fund to REMS 50/50. Effective January 1, 2011, the Investor Shares were re-named Institutional Shares. On April 4, 2011, shareholders approved the appointment of REMS as Advisor to REMS 50/50. Effective November 15, 2013, the REMS 50/50 A Shares were re-designated Platform Shares. On August 15, 2014, REMS 50/50 was reorganized from TWF into the Trust.
The REMS International Real Estate Value-Opportunity Fund’s (“REMS International”) Institutional Class Shares commenced operations on March 19, 2014 and Class Z commenced operations on April 20, 2018 as a series of the Trust. Effective June 28, 2017, the REMS International Founders Shares were renamed Institutional Shares.
The REMS Value, REMS 50/50 and REMS International Funds currently offer Institutional, Platform and Z Shares. At December 31, 2018, there were no Z Shares outstanding for REMS Value and REMS 50/50, and there were no Platform Shares outstanding for REMS International.
The investment objectives of each Fund are as follows:
REMS Value - to achieve long-term capital growth and current income through a portfolio of publicly traded real estate securities that may include equity REITs, mortgage REITs, REIT preferreds and other publicly traded companies whose primary business is in the real estate industry.

REMS GROUP FUNDS
Notes to Financial Statements
December 31, 2018 — (Continued)

REMS 50/50 - to achieve a primary objective of high current income with a secondary objective of long-term capital growth through investment in the shares of publicly traded real estate securities.
REMS International - to achieve long-term capital growth and current income through a portfolio of securities of publicly traded real estate companies located outside the U.S. that may include REITs, real estate operating companies and other publicly traded companies whose asset base is primarily real estate.
The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
New Accounting Pronouncement
In August 2018, FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC Topic 820 (“ASC 820”), “Fair Value Measurement.” ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration of entities when evaluating disclosure requirements. ASU 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted and the Fund has adopted ASU 2018-13 with these financial statements.
Security Valuation
Each Fund’s securities are valued at current market prices. Investments in securities traded on the national securities exchanges or included in the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Trustees (the “Board”). Generally, trading in corporate bonds, U.S. government securities and money market instruments is

REMS GROUP FUNDS
Notes to Financial Statements
December 31, 2018 — (Continued)

substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the NAV is determined as of such times.
The Funds have a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. It is anticipated that the use of fair value pricing will be limited.
When a Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. Each Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to each Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.
Each Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.
Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

REMS GROUP FUNDS
Notes to Financial Statements
December 31, 2018 — (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2018:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
REMS Value
Common Stocks	$56,783,627	$—	$—	$56,783,627
Preferred Stocks	5,862,696	—	—	5,862,696
Exchange Traded Funds	4,716,317	—	—	4,716,317
Money Market	9,201	—	—	9,201
	$67,371,841	$—	$—	$67,371,841
REMS 50/50
Common Stocks	$21,296,490	$—	$—	$21,296,490
Preferred Stock	24,788,811	—	—	24,788,811
Money Market	362,444	—	—	362,445
	$46,447,745	$—	$—	$46,447,746
REMS International
Diversified	$25,219,265	$4,039,232	$—	$29,258,497
Multi-Family/Housing	9,539,324	—	—	9,539,324
Office/Industrial	17,618,806	7,187,229	—	24,806,035
Retail	2,286,702	—	—	2,286,702
	$54,664,097	$11,226,461	$—	$65,890,558
Refer to each Fund’s Schedule of Investments for a listing of the securities by type and industry.
There were no transfers into or out of any levels during the year ended December 31, 2018 for any Fund. Each Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. The Funds held no Level 3 securities at any time during the year ended December 31, 2018.
Security Transactions and Income
Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.
The Funds use a major financial institution as their prime broker to process securities transactions and to provide custodial and other services. Any cash balances include amounts of “restricted cash” consisting of proceeds from securities sold, not yet purchased. Cash balances maintained in the custody of

REMS GROUP FUNDS
Notes to Financial Statements
December 31, 2018 — (Continued)

the prime broker bear interest based on the prime rate. The Funds also borrow on margin for security purchases.
Securities are held as collateral by the prime broker against margin obligations. The clearance agreements permit the prime broker to pledge or otherwise hypothecate the Funds’ investment securities subject to certain limitations. The prime broker may also sell such securities in limited instances where required collateral is not posted in a timely manner. These arrangements subject the Funds to concentration of credit risk with respect to the prime broker.
Accounting Estimates
In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes
Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.
Management has reviewed each Fund’s tax positions for each of the open tax years (2015-2017) and expected to be taken in the 2018 tax returns, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.
Reclassification of Capital Accounts
GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2018, the following reclassifications were made:

REMS GROUP FUNDS
Notes to Financial Statements
December 31, 2018 — (Continued)

Fund	Paid-in Capital	Undistributed Earnings
REMS Value	$—	$—
REMS 50/50	(3,947)	3,947
REMS International	(2,401)	2,401
Class Net Asset Values and Expenses
All income, expenses not attributable to a particular class, and realized and unrealized gains or losses on investments, are allocated to each class based upon its relative net assets on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.
Currency Translation
The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.
Real Estate Investment Trust Securities
The Funds have made certain investments in real estate investment trusts (“REITs”) which make distributions to their shareholders based upon available funds from operations. Each REIT reports annually the tax character of its distribution. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain and return of capital reported by the REITs. It is common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distributions being designated as a return of capital. The Funds intend to include the gross dividends from such REITs in the periodic distributions to the shareholders and, accordingly, a portion of each Fund’s distributions may also be designated as a return of capital. A domestic REIT is generally not taxed on income distributed to shareholders so long as it meets certain tax related requirements, including the requirement that it distribute substantially all of its taxable income to its shareholders. Foreign REITS and REIT-like entities that are

REMS GROUP FUNDS
Notes to Financial Statements
December 31, 2018 — (Continued)

organized outside of the U.S. and have operations may receive tax treatment similar to that of U.S. REITs in their respective countries. Management does not estimate the tax character of REIT distributions for which actual information has not been reported.
Derivatives
REMS International may use derivatives to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the REMS International Fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the REMS International Fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Derivatives can be volatile and may involve significant risks, including credit risk, currency risk, leverage risk, liquidity risk and index risk.
REMS International follows the disclosure provisions of FASB ASC 815, Derivatives and Hedging (“ASC 815”). ASC 815 requires enhanced disclosures about the Fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the Fund’s results of operations and financial position, as well as disclosure about credit risk-related contingent features in derivative agreements. Disclosure regarding derivative fair value and gain (loss) by contract type is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings. The REMS International Fund values its derivatives at fair value, and recognizes changes in fair value currently in its Statement of Operations.
Short Sales
A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in market price. Currently, the REMS Value and REMS International Funds engage in selling securities short. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sell short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and cash securities deposited in a segregated account with the Fund’s custodian. The Fund will incur a loss as a

REMS GROUP FUNDS
Notes to Financial Statements
December 31, 2018 — (Continued)

result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. The Fund will realize a gain if there is a decline in price of the security between those dates where the decline exceeds costs of the borrowing of the security and other transaction costs. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited in size. Until the Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral will at least equal the current market value of the security sold short. Any realized gain will be decreased, and any realized loss increased by the amount of transaction costs. As of December 31, 2018, REMS Value, REMS 50/50 and REMS International Funds held no securities short.
For the year ended December 31, 2018, short debit fees associated with such transactions were $35,958, $7,674 and $- for REMS Value, REMS 50/50 and REMS International, respectively.
Note 2 – Investment Advisory and Distribution Agreements and Other Transactions with Affiliates
Pursuant to Investment Advisory Agreements, the Advisor, Real Estate Management Services Group, LLC (“REMS”), provides investment advisory services for an annual fee on the average daily net assets of the Funds.
The Advisor received, waived and reimbursed expenses for the year ended December 31, 2018 for the Funds as follows:

			Management	Management	Expenses
Fund	Fee		Fee Earned	Fee Waived	Reimbursed
REMS Value	0.90	%(a)	$1,007,977	$94,622	$—
REMS 50/50	0.45	%(a)	296,029	108,507	—
REMS International	1.00%		672,337	529,426	—

(a)	Prior to May 1, 2018, the advisor earned an annual fee of 1.00% and 0.50% on the average daily net assets of the REMS Value and REMS 50/50 Funds, respectively.

REMS has contractually agreed to waive its fees and reimburse expenses so that the annual fund operating expenses for the Funds do not exceed 1.25%, 0.70% and 0.75% of REMS Value, REMS 50/50 and REMS International, respectively, of the average daily net assets until April 30, 2028 for REMS Value and REMS 50/50 and December 31, 2018 for REMS International. REMS had previously contractually agreed effective January 1, 2018 to waive its fees and reimburse expenses so that annual fund operating expenses for REMS International did not exceed 0.50% of

REMS GROUP FUNDS
Notes to Financial Statements
December 31, 2018 — (Continued)

the Fund's average daily net assets until June 30, 2018. Effective January 1, 2019, expenses may not exceed 1.00% for REMS International until April 30, 2019. This limit does not apply to distribution fees pursuant to Rule 12b-1 Plans, brokerage commissions, taxes, interest, dividend expenses on short sales, acquired fund fees and expenses, other expenditures capitalized in accordance with GAAP or other extraordinary expenses not incurred in the ordinary course of business. The expense limitation agreement may only be terminated by the Board. The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or reimbursed by the Advisor to REMS Value and REMS 50/50 during any of the previous three (3) years, less any reimbursement previously paid. Each waiver and/or reimbursement of an expense by the Advisor is subject to repayment by REMS Value and REMS 50/50 within the three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement is recouped. The Advisor will have no opportunity to recoup the REMS International waivers and expense reimbursements at any time in the future.
The total amount of recoverable reimbursements as of December 31, 2018 and expiration dates are as follows:

Fund	Recoverable Reimbursements and Expiration Dates
	2019	2020	2021	Total
REMS Value	$29,628	$102,084	$94,622	$226,334
REMS 50/50	68,549	88,366	108,507	265,422

The Board has adopted a Distribution Plan for each Fund’s Platform Shares (the “12b-1 Plan”). Pursuant to the 12b-1 Plan, the Funds may finance from the assets of the Platform Shares certain activities or expenses that are intended primarily to result in the sale of shares of such class. The Funds finance these distribution and service activities through payments made to the distributor. The fee paid to the distributor is computed on an annualized basis reflecting the average daily net assets of the class, up to a maximum of 0.25% for expenses of the Platform Shares. With respect to Platform Shares, 0.25% represents 12b-1 distribution fees paid to institutions that have agreements with the distributor to provide such services. Because these fees are paid out of the Platform Shares’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The 12b-1 Plan, while primarily intended to compensate for shareholder services expenses, was adopted pursuant to Rule 12b-1 under the 1940 Act, and they therefore may be used to pay for certain expenditures related to financing distribution related activities of the Funds.

REMS GROUP FUNDS
Notes to Financial Statements
December 31, 2018 — (Continued)

For the year ended December 31, 2018, the following fees under the Plan were incurred:

Fund	Class	Type of Plan	Fees Incurred
REMS Value	Platform	12b-1	$ 26,575
REMS 50/50	Platform	12b-1	5,405

Each of the Funds has adopted a shareholder services plan with respect to its Institutional and Platform Shares. Under a shareholder services plan, each of the Funds may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholder concerning their investment in the Funds; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in Shares; (v) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to Clients; (vi) processing purchase, exchange and redemption requests from shareholder and placing orders with the Funds or their service providers; (vii) providing sub-accounting with respect to Shares beneficially owned by shareholders; and (viii) processing dividend payments from the Funds on behalf of shareholders. For the year ended December 31, 2018, the following fees under the Plan were incurred:

Fund	Class	Type of Plan	Fees Incurred
REMS Value	Institutional	Shareholder Servicing	$ 85,093
REMS Value	Platform	Shareholder Servicing	26,576
REMS 50/50	Institutional	Shareholder Servicing	55,241
REMS 50/50	Platform	Shareholder Servicing	3,377
REMS International	Institutional	Shareholder Servicing	48,773

First Dominion Capital Corp. (“FDCC”) acts as the Funds’ principal underwriter in the continuous public offering of the Funds’ shares. For the year ended December 31, 2018, FDCC received no fees for services relating to distribution from REMS Value, REMS 50/50 and REMS International.
Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator and transfer and dividend disbursing agent and REMS Value’s and REMS 50/50’s pricing agent. For the year ended December 31, 2018, the following fees were earned:

Fund	Administration	Transfer Agent	Accounting
REMS Value	$ 40,109	$ 29,938	$ 34,490
REMS 50/50	24,320	21,742	20,961
REMS International	25,819	21,749	N/A

REMS GROUP FUNDS
Notes to Financial Statements
December 31, 2018 — (Continued)

Certain officers of the Trust are also officers of CFS. Additionally, Practus™ LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus™ LLP. Mr. Lively receives no special compensation from the Trust or the Fund for serving as an officer of the Trust.
Note 3 – Investments
The cost of purchases and the proceeds from sales of securities other than short-term notes for the year ended December 31, 2018 were as follows:

Fund	Purchases	Sales
REMS Value	$38,456,674	$91,581,108
REMS 50/50	11,942,215	27,231,330
REMS International	53,171,181	33,139,930

These amounts do not include the following:

	Proceeds from	Cost to cover
Fund	short sales	short securities
REMS Value	$15,838,532	$18,329,428

Note 4 – Distributions to Shareholders and Tax Components of Capital
Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.
Monthly income dividends declared by REMS Value and REMS 50/50 are reallocated at December 31 to ordinary income, capital gains, and return of capital to reflect their tax character.
The tax character of distributions paid during the year ended December 31, 2018 and the year ended December 31, 2017 were as follows:

	Year ended	Year ended
	December 31,	December 31,
REMS Value	2018	2017
Distributions paid from:
Ordinary income	$989,288	$7,280,576
Realized gains	608,686	19,959,261
Return of capital	969,833	—
	$2,567,807	$27,239,837

REMS GROUP FUNDS
Notes to Financial Statements
December 31, 2018 — (Continued)

	Year ended	Year ended
	December 31,	December 31,
REMS 50/50	2018	2017
Distributions paid from:
Ordinary income	$1,647,982	$2,974,081
Realized gains	1,219,317	916,012
	$2,867,299	$3,890,093

	Year ended	Year ended
	December 31,	December 31,
REMS International	2018	2017
Distributions paid from:
Ordinary income	$3,864,961	$1,342,935
Realized gains	3,540,224	214,717
	$7,405,185	$1,557,652

As of December 31, 2018, the components of distributable earnings on a tax basis were as follows:

			REMS
	REMS Value	REMS 50/50	International
Accumulated net investment income (loss)	$—	$996,483	$684,228
Accumulated net realized gain (loss)	(3,708,214)	(962,802)	562,981
Other accumulated gains (losses)	(3,602,996)	—	(609)
Net unrealized appreciation (depreciation)	(956,572)	(3,288,003)	(7,336,055)
	$(8,267,782)	$(3,254,322)	$(6,089,455)

For tax purposes, REMS Value had a current year post October loss of $3,602,996, and REMS International had a post October currency loss of $609.
These losses will be recognized on the first business day of the Fund’s fiscal year, January 1, 2019.
As of December 31, 2018, REMS Value had a capital loss carryforward of $3,708,214 which can be carried forward indefinitely. $1,646,659 is considered long-term and $2,061,555 is considered short-term, REMS 50/50 had a capital loss carryforward of $962,802 which can be carried forward indefinitely. $962,802 is considered long-term.
As of December 31, 2018, the cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

				Total
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
REMS Value	68,328,413	$7,347,145	$(8,303,717)	$(956,572)
REMS 50/50	49,735,748	2,222,041	(5,510,044)	(3,288,003)
REMS International	73,225,918	1,642,716	(8,978,076)	(7,335,360)

REMS GROUP FUNDS
Notes to Financial Statements
December 31, 2018 — (Continued)

The difference between book basis and tax basis distributable earnings is attributable primarily to the deferral of wash sales for REMS Value, REMS 50/50 and REMS International, deferral of post October capital losses for REMS Value and deferral of post October currency losses for REMS International.
Note 5 – Capital Stock Transactions
Capital stock transactions were:

	REMS Value
	Year ended December 31, 2018
	Institutional Shares	Platform Shares
Shares sold	1,601,661	32,147
Shares reinvested	157,805	18,454
Shares redeemed	(6,243,227)	(464,192)
Net increase (decrease)	(4,483,761)	(413,591)

	Year ended December 31, 2017
	Institutional Shares	Platform Shares
Shares sold	2,808,008	182,847
Shares reinvested	1,433,208	168,544
Shares redeemed	(11,167,871)	(906,428)
Net increase (decrease)	(6,926,655)	(555,037)

	REMS 50/50
	Year ended December 31, 2018
	Institutional Shares	Platform Shares
Shares sold	399,342	—
Shares reinvested	186,859	7,587
Shares redeemed	(2,691,444)	(21,367)
Net increase (decrease)	(2,105,243)	(13,780)

	Year ended December 31, 2017
	Institutional Shares	Platform Shares
Shares sold	1,033,714	3,795
Shares reinvested	251,787	8,343
Shares redeemed	(2,845,778)	(19,546)
Net increase (decrease)	(1,560,277)	(7,408)

	REMS International
	Year ended December 31, 2018
	Institutional Shares	Class Z Sharess
Shares sold	1,396,158	1,011,677
Shares reinvested	576,054	108,855
Shares redeemed	(1,304,582)	—
Net increase (decrease)	667,630	1,120,532

REMS GROUP FUNDS
Notes to Financial Statements
December 31, 2018 — (Continued)

Year ended December 31, 2017
Institutional Shares
Shares sold	3,107,933
Shares reinvested	118,563
Shares redeemed	(595,450)
Net increase (decrease)	2,631,046
Note 6 – Commission Recapture Agreement
REMS Value entered into an agreement with ConvergEx Execution Solutions LLC (“ConvergEx”) and REMS Value and REMS 50/50 have entered into agreements with Capital Institutional Services, Inc. (“CAPIS”), brokerage services providers, whereby a portion of the commissions from each portfolio transaction would be used to reduce the operating expenses incurred, including but not limited to custodial, transfer agent, administrative, legal, trustee, accounting and printing fees and expenses, and other expenses charged to REMS Value and REMS 50/50 by third-party service providers which are properly disclosed in the prospectus of the Funds. Pursuant to the terms of the commission recapture agreement, the broker transfers the available commissions earned monthly to REMS Value’s and REMS 50/50’s administrator. There was no transfer to REMS Value’s or REMS 50/50’s administrator to offset operating expenses during the year ended December 31, 2018.
Note 7 – Risks And Concentrations
The Funds concentrate their assets in the real estate industry. An investment in the Funds involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates. The Funds also engage in borrowing for leverage. The Funds have the ability to borrow funds (leverage) on a secured basis to invest in portfolio securities. However, the Funds may have no leverage for an extended period of time when the Funds believe that leverage is not in the best interest of the Funds. Borrowings can be made only to the extent that the value of the Fund’s assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including proposed borrowing).
Leverage creates an opportunity for increased income and capital appreciation but at the same time, it creates special risks that will increase the Fund’s exposure to capital risk. There is no assurance that the use of a leveraging strategy will be successful during any period in which it is used.

REMS GROUP FUNDS
Notes to Financial Statements
December 31, 2018 — (Continued)

The Funds will pay interest on these loans, and that interest expense will raise the overall expenses of the respective Fund and reduce its returns. If a Fund does borrow, its expenses will be greater than comparable mutual funds that do not borrow for leverage. To secure a Fund’s obligation on these loans, the Fund will pledge portfolio securities in an amount deemed sufficient by the lender. Pledged securities will be held by the lender and will not be available for other purposes. The Fund will not be able to sell pledged securities until they are replaced by other collateral or released by the lender. Under some circumstances, this may prevent the Fund from engaging in portfolio transactions it considers desirable. The lender may increase the amount of collateral needed to cover a loan or demand repayment of a loan at any time. This may require the Fund to sell assets it would not otherwise choose to sell at that time.
To the extent the income or capital appreciation derived from securities purchases with Fund assets received from leverage exceeds the cost of leverage; the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchases with such Fund assets is not sufficient to cover the cost of leverage, the Fund’s return will be less than it would have been if no leverage had been used. Nevertheless, the Fund may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate under the circumstances.
Each Fund has a leverage agreement with ConvergEx Group. The interest rate charged for these borrowings is Fed Fund open rate plus 50 basis points. During the year ended December 31, 2018 the interest was as follows:

	Outstanding	Weighted	Maximum	Outstanding
	average daily	average	amount	balance as of	Interest
	balance	interest rate	outstanding	12/31/2018	Expense
REMS Value	$7,539	3.76%	$1,246,372	$1,246,372	$42,523
REMS 50/50	283,530	5.68%	13,500,012	12,500,012	7,587
REMS International	20	5.27%	70	—	3

REMS GROUP FUNDS
Notes to Financial Statements
December 31, 2018 — (Continued)

Note 8 – Advances
Each Fund has the custody agreement with UMB Bank N.A. (“Custodian”) which allows overdrafts (“Advances”). Any such Advance shall not exceed a Fund’s or the 1940 Act’s limitation concerning borrowings. Each Fund accrues interest on these Advances at a rate agreed upon in writing from time to time by the Custodian and the Fund. During the year ended December 31, 2018:

		Weighted		Maximum
	Outstanding	Average		Amount	Outstanding
	Average Daily	Interest	Interest	Outstanding	Balance at
Fund	Balance	Rate	Paid	During the Year	12/31/2018
REMS Value	$31,149	3.38%	$1,052	$4,138,434	$—
REMS 50/50	121,522	3.84%	4,664	10,817,686	—
REMS International	21,466	—	—	1,613,784	1,613,784
Note 9 – Subsequent Events
Management has evaluated all transactions and events subsequent to the date of the balance sheet through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

REMS GROUP FUNDS
Report of Independent Registered Public Accounting Firm
December 31, 2018

To the Board of Directors of the World Funds Trust and
Shareholders of REMS Funds
Richmond, Virginia
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the REMS Real Estate Value-Opportunity Fund, REMS Real Estate Income 50/50 Fund, and REMS International Real Estate Value-Opportunity Fund (the “Funds”), each a series of the World Funds Trust (the “Trust”), including the schedules of investments, as of December 31, 2018, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, with respect to REMS Real Estate Value-Opportunity Fund and REMS Real Estate Income 50/50 Fund, the statement of cash flows for the year then ended, and with respect to the REMS Real Estate Value-Opportunity Fund and REMS Real Estate Income 50/50 Fund, the financial highlights for each of the five years in the period then ended, and with respect to the REMS International Real Estate Value-Opportunity Fund for each of the four years in the period then ended and for the period March 19, 2014 (commencement of operations) to December 31, 2014, and the related notes for the Funds (collectively referred to as the “financial statements”). In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of December 31, 2018, the results of their operations and cash flows, the changes in their net assets, and their financial highlights for the periods referred to above, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1995.

REMS GROUP FUNDS
Report of Independent Registered Public Accounting Firm
December 31, 2018 — (Continued)

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
March 1, 2019

Supplemental Information
World Funds Trust (The “Trust”)
December 31, 2018 (unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 673-0550.
Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years. The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, VA, 23235, unless otherwise indicated.
Non-Interested Trustees

Number
of Funds
	Term of	Principal	in Fund	Other
	Office and	Occupation(s)	Complex	Directorships
Name, Age and	Length of	During the	Overseen	Held by
Position with the Trust	Time Served	Past Five Years	by Trustee	Trustee
David J. Urban	Indefinite,	Dean, Jones College of Business,	55	None
(63)	Since June 2010	Middle Tennessee State University
Trustee		since July 2013.
Mary Lou H. Ivey	Indefinite,	Accountant, Harris, Hardy &	55	None
(61)	Since June 2010	Johnstone, P.C., accounting firm,
Trustee		since 2008.
Theo H. Pitt, Jr.	Indefinite;	Senior Partner, Community Financial	55	Independent Trustee
(82)	Since August 2013	Institutions Consulting (bank		of Chesapeake
Trustee		consulting) since 1997 to present.		Investment Trust for
the one series of that
trust; Leeward
Investment Trust for
the one series of that
trust; Hillman
Capital Management
Investment Trust for
the one series of that
trust; and Starboard
Investment Trust for
the 17 series of that
trust; (all registered
investment
companies).

Supplemental Information
World Funds Trust (The “Trust”)
December 31, 2018 (unaudited) — (Continued)

Officers Who Are Not Trustees

Number
of Funds
	Term of	Principal	in Fund	Other
	Office and	Occupation(s)	Complex	Directorships
Name, Age and	Length of	During the	Overseen	Held by
Position with the Trust	Time Served	Past Five Years	by Trustee	Trustee
David A Bogaert	Indefinite,	Managing Director of Business	N/A	N/A
(55)	Since August 2017	Development, Commonwealth
President and Principal		Fund Services, Inc., October
Executive Officer		2013 – present; Senior Vice
President of Business Development
and other positions for Huntington
Asset Services, Inc. from 1986
to 2013.
Karen M. Shupe	Indefinite,	Managing Director of Fund	N/A	N/A
(54)	Since June 2008	Operations, Commonwealth Fund
Treasurer and Principal		Services, Inc., 2003 to present.
Financial Officer
Ann T. MacDonald	Indefinite,	Director, Fund Administration	N/A	N/A
(64)	Since November	and Fund Accounting,
Assistant Treasurer	2015	Commonwealth Fund
Services, Inc., 2003 to present.
John H. Lively	Indefinite,	Attorney, Practus™ LLP, (law	N/A	N/A
(50)	Since November	firm), May 2018 to present;
Secretary	2013	Attorney, The Law Offices of
John H. Lively & Associates, Inc.
(law firm), March 2010 to
May 2018.
Tina H. Bloom	Indefinite,	Attorney, Practus™ LLP, (law	N/A	N/A
(50)	Since November	firm), May 2018 to present;
Assistant Secretary	2018	Attorney, The Law Offices of
John H. Lively & Associates, Inc.
(law firm), November 2017 to
May 2018; Director of Fund
Administration of Ultimus Fund
Solutions, LLC from 2011-2017.
Bo James Howell	Indefinite,	Attorney, Practus™ LLP, (law	N/A	N/A
(37)	Since November	firm), May 2018 to present;
Assistant Secretary	2018	Founder, CCO Technology, June
2018; Director of Fund
Administration of Ultimus Fund
Solutions, LLC from 2012-2018.

Supplemental Information
World Funds Trust (The “Trust”)
December 31, 2018 (unaudited) — (Continued)

Officers Who Are Not Trustees (Continued)

Number
of Funds
	Term of	Principal	in Fund	Other
	Office and	Occupation(s)	Complex	Directorships
Name, Age and	Length of	During the	Overseen	Held by
Position with the Trust	Time Served	Past Five Years	by Trustee	Trustee
Holly B. Giangiulio	Indefinite,	Managing Director, Corporate	N/A	N/A
(55)	Since November	Operations, Commonwealth
Assistant Secretary	2015	Fund Services, Inc., January 2015
to present, Corporate Accounting
and HR Manager from 2010 to 2015.
Julian G. Winters	Indefinite,	Managing Member of Watermark	N/A	N/A
(50)	Since August 2013	Solutions, LLC (investment
Chief Compliance		compliance and consulting)
Officer		since March 2007.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent six months ended June 30 is available on or through the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Supplemental Information
World Funds Trust (The “Trust”)
December 31, 2018 (unaudited) — (Continued)

ADVISORY AGREEMENT
Advisory Agreement Approval for the REMS Real Estate Value-Opportunity Fund, the REMS Real Estate Income 50/50 Fund, and the REMS International Real Estate Value-Opportunity Fund
At a meeting held on November 13-14, 2018 (the “Meeting”), the Board of Trustees (the “Board”) of the World Funds Trust (the “Trust”) considered the renewal of the Investment Advisory Agreements (“Advisory Agreements”) between and Real Estate Management Services Group, LLC (the “Adviser”) and the Trust with respect to the REMS Real Estate Value-Opportunity Fund, the REMS Real Estate Income 50/50 Fund and the REMS International Real Estate Value-Opportunity Fund (the “REMS Funds”). The Board reflected on its discussions regarding the Advisory Agreements with representatives from the Adviser at the Meeting.
At the Meeting, the Board reviewed among other things, a memorandum from the Trust’s legal counsel (“Counsel”) addressing the duties of Trustees regarding the renewal of the Advisory Agreements, a letter from Counsel to the Adviser and the Adviser’s responses to that letter, a copy of the Adviser’s financial information including a letter of support from its principals, a fee comparison analysis for the Fund and comparable mutual funds, and the Advisory Agreements. The Trustees reviewed the types of information and factors to be considered by the Board in order to make an informed decision regarding the renewal of the Advisory Agreements, including the following material factors: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the investment performance of the REMS Funds and REMS; (iii) the costs of the services provided and profits realized by the Adviser from the relationship with the REMS Funds; (iv) the extent to which economies of scale would be realized if the REMS Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the REMS Funds’ investors; and (v) the Adviser’s practices regarding possible conflicts of interest.
In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared or presented at this and prior Meetings. The Board requested or was provided with information and reports relevant to the annual renewal of the Advisory Agreement, including (i) reports regarding the services and support provided by the Adviser to the Fund and its shareholders; (ii) quarterly assessments of the investment performance of the Fund; (iii) the Adviser’s

Supplemental Information
World Funds Trust (The “Trust”)
December 31, 2018 (unaudited) — (Continued)

commentary on the reasons for the Fund’s performance; (iv) presentations by Clifford management addressing the investment philosophy, investment strategy, personnel, and operations utilized in managing the Fund; (v) compliance reports concerning the Fund and the Adviser; (vi) disclosure information contained in the registration statement of the Trust and the Adviser’s Form ADV; and (vii) the memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.
The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Adviser, including financial information, a description of personnel and the services provided by the Adviser to the Fund, information on investment advice, performance, summaries of Fund expenses, its compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Fund; (iii) the anticipated effect of size on the Fund’s performance and expenses; and (iv) benefits to be realized by the Adviser from its relationship with the Fund.
The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement and each Trustee may have afforded different weight to the various factors. The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Adviser, including financial information, a description of personnel and the services provided to the REMS Funds, information on investment advice, performance, summaries of fund expenses, its compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the REMS Funds; (iii) the anticipated effect of size on the REMS Funds’ performance and expenses; and (iv) benefits to be realized by the Adviser from its relationship with the REMS Funds.
In deciding whether to approve the Advisory Agreements, the Trustees considered numerous factors, including:
(1) The nature, extent, and quality of the services provided by REMS.
In this regard, the Board considered the responsibilities REMS has under the Advisory Agreements. The Board reviewed the services provided by REMS to the REMS Funds including, without limitation: REMS’ procedures for formulating

Supplemental Information
World Funds Trust (The “Trust”)
December 31, 2018 (unaudited) — (Continued)

investment recommendations and assuring compliance with the REMS Funds’ investment objectives and limitations; its coordination of services for the REMS Funds among the REMS Funds’ service providers; and its efforts to promote the REMS Funds, grow their assets, and assist in the distribution of REMS Funds’ shares. The Board considered: REMS’ staffing, personnel, and methods of operating; the education and experience of REMS personnel as well as their specific skill set suited to continue implementing each REMS Fund’s investment strategy; and REMS’ compliance program, policies, and procedures. After reviewing the foregoing and further information from REMS, the Board concluded that the quality, extent, and nature of the services provided by REMS were satisfactory and adequate for each of the REMS Funds.
(2) Investment Performance of the REMS Funds and REMS.
In considering the investment performance of the REMS Funds and the Adviser, the Trustees compared the short- and long-term performance of the REMS Funds with the performance of funds with similar objectives managed by other investment advisers, as well as with aggregated peer group data. The Trustees also compared the short- and long-term performance of the REMS Real Estate Value-Opportunity Fund and the REMS Real Estate Income 50/50 Fund with the performance of other accounts managed by the Adviser with objectives, strategies and holdings similar to each respective Fund. The Trustees considered that the performance was similar between the REMS Funds and the other accounts and that, according to the Adviser, differences can be attributed to cash flow and differences in restrictions placed on the other accounts relative to the REMS Funds. The Trustees noted that the REMS Real Estate Value-Opportunity Fund’s one-, three-, five-, and ten-year returns for the period ended September 30, 2018 ranked in the bottom quartile, bottom quartile, bottom quartile and top quartile, respectively, relative to its Morningstar peer group. The REMS Real Estate Value-Opportunity Fund’s peer group consists of twenty-one, seventeen, fifteen, and eleven mutual funds, respectively, within the Morningstar Real Estate Category for each of those periods. The Trustees considered that the one-year return as of September 30, 2018 for the REMS Real Estate Value-Opportunity Fund lagged its benchmark, the FTSE NAREIT Equity REIT Index, and the Morningstar custom category median (i.e., 59 Real Estate funds with average net assets between $20 million and $500 million). The Trustees noted that the REMS Real Estate Income 50/50 Fund’s one-, three- and five-year returns for the period ended September 30, 2018 ranked in the bottom quartile, third quartile and bottom quartile, respectively, relative to its Morningstar peer group. The REMS Real Estate Income 50/50 Fund’s peer group consists of twenty-one, seventeen, and fifteen

Supplemental Information
World Funds Trust (The “Trust”)
December 31, 2018 (unaudited) — (Continued)

mutual funds, respectively, within the Morningstar Real Estate Category for each of those periods. The Trustees noted that the REMS Real Estate Income 50/50 Fund’s one-year return as of September 30, 2018 trailed both the Morningstar custom category (i.e., 59 Real Estate funds with assets between $20 million and $500 million) and its benchmark, the FTSE NAREIT Equity REIT Index. The Trustees considered that the REMS Real Estate Income 50/50 Fund is an income-seeking fund and noted its dividend yield was 5.8% for the year ended September 30, 2018. The Trustees noted that the REMS International Real Estate Value-Opportunity Fund’s one- and three-year performance record for the period ended September 30, 2018 ranked in the second and top quartile, respectively, as compared to its peer group. The REMS International Real Estate Value-Opportunity Fund’s peer group consists of ten mutual funds within the Morningstar Global Real Estate Category that focused on international (ex-U.S.) real estate companies for each of those periods. It was noted that the REMS International Real Estate Value-Opportunity Fund’s one- and three-year returns exceeded its benchmark, the FTSE EPRA/NAREIT Global Ex U.S. Index, and the median returns of its Morningstar custom category (i.e., 52 Global Real Estate Funds for the one-year period and 47 for the three-year period) and Morningstar peer group. They also noted that the REMS International Real Estate Value-Opportunity Fund has an overall rating of 5-stars by Morningstar as of September 30, 2018 and the REMS Real Estate Value-Opportunity Fund and the REMS Real Estate Income 50/50 Fund each have ratings of 3-stars. Based on these considerations, the Board concluded that the performance of each of the REMS Funds was satisfactory.
(3) The costs of the services provided and profits realized by REMS from the relationship with the REMS Funds.
In considering the costs of the services provided and profits realized by REMS from the relationship with the REMS Funds, the Trustees considered REMS’ staffing, personnel, and methods of operating; the financial condition of REMS and the level of commitment to the REMS Funds by REMS and its principals; the asset levels of the REMS Funds; and the overall expenses of the REMS Funds. The Trustees considered financial statements of REMS and discussed the financial stability and profitability of the firm. The Trustees noted that REMS was profitable. The Trustees considered the fees and expenses of the REMS Funds (including the advisory fee) relative to other funds comparable in terms of the type of fund, the nature of its investment strategy, its style of investment management, and its size, among other factors. The Board noted that for the REMS Real Estate Value-Opportunity Fund its net expense ratio and investment advisory fee both ranked

Supplemental Information
World Funds Trust (The “Trust”)
December 31, 2018 (unaudited) — (Continued)

in the bottom quartile relative to both its Morningstar peer group and Morningstar custom category average. The Trustees considered the Adviser’s position that the higher advisory fee is justified due to the complicated investment strategy of the REMS Real Estate Value-Opportunity Fund, which includes the ability to invest in any public real estate company, regardless of size, and the ability to use leverage and short sell securities, and also that the Fund’s total expenses are capped at 1.25%. It was noted that the REMS Real Estate Income 50/50 Fund’s net expense ratio ranked in the third quartile and its investment advisory fee ranked in the top quartile as compared to its Morningstar peer group and Morningstar custom category. The Trustees noted that, although the REMS International Real Estate Value-Opportunity Fund’s management fee trails its Morningstar peer group and custom category medians, its net expense ratio ranked in the top quartile as compared to the peer group and category. The Trustees noted that the REMS Funds have expense limitation arrangements in place that provide shareholders with a competitive overall expense ratio. Following this analysis and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to REMS by each of the REMS Funds were fair and reasonable.
(4) The extent to which economies of scale would be realized as the REMS Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the REMS Funds’ investors.
In this regard, the Trustees considered the REMS Funds’ fee arrangements with REMS. The Trustees determined that, although the advisory fee would stay the same as asset levels increased, the shareholders of the REMS Funds would benefit from the expense limitation arrangements in place for each of the REMS Funds. The Trustees also noted that the REMS Funds would benefit from economies of scale under its agreements with some of its service providers other than REMS. Following further discussion of the REMS Funds’ asset levels, expectations for growth, and levels of fees, as well as the other contractual fee structures that were in place for the REMS Funds, the Trustees determined that each of the REMS Funds’ fee arrangements, in light of all the facts and circumstances, were fair and reasonable and structured so as to allow each of the REMS Funds to realize the benefits of economies of scale as each of the REMS Funds grow, as well as immediately because of the expense limitation arrangements.
(5) Possible conflicts of interest and benefits derived by REMS.
In considering REMS’ practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as

Supplemental Information
World Funds Trust (The “Trust”)
December 31, 2018 (unaudited) — (Continued)

the experience and ability of the advisory and compliance personnel assigned to the REMS Funds; the basis for soft dollar payments with broker-dealers; the basis of decisions to buy or sell securities for the REMS Funds and/or REMS’ other accounts; and the substance and administration of REMS’ Code of Ethics. The Trustees noted that separately managed accounts by REMS were generally available only to accounts with a minimum investment of $5 million and that REMS had no affiliates. The Trustees considered that REMS indicated that it may benefit from increased market exposure by its association with the Trust. Based on the foregoing, the Trustees determined that REMS’ standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.
The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreements and each Trustee may have afforded different weight to the various factors. After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion and careful review by the Board, the Board determined that the compensation payable under each of the Advisory Agreements was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the Advisory Agreements for another one-year term.

REMS GROUP FUNDS
Fund Expenses (unaudited)

Fund Expenses Example
As a shareholder, you incur two types of costs: (1) transaction costs including redemption fees on certain redemptions made within 90 days of purchase (Institutional and Platform shares of REMS 50/50 and REMS International) and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, July 1, 2018 and held for the period ended December 31, 2018.
Actual Expenses Example
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the period ended” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees on certain redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

REMS GROUP FUNDS
Fund Expenses (unaudited) (Continued)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During
	Value	Value	Expense	Period Ended*
	(7/1/18)	(12/31/18)	Ratio***	(12/31/18)
REMS Value
Institutional Class Actual	$1,000.00	$ 860.97	1.42%	$6.66
Institutional Class Hypothetical**	$1,000.00	$1,017.90	1.42%	$7.22
Platform Class Actual	$1,000.00	$ 860.46	1.67%	$7.83
Platform Class Hypothetical**	$1,000.00	$1,016.65	1.67%	$8.49
REMS 50/50
Institutional Class Actual	$1,000.00	$ 912.97	0.77%	$3.71
Institutional Class Hypothetical**	$1,000.00	$1,021.15	0.77%	$3.92
Platform Class Actual	$1,000.00	$ 910.57	1.05%	$5.06
Platform Class Hypothetical**	$1,000.00	$1,019.75	1.05%	$5.35
REMS International
Institutional Class Actual	$1,000.00	$ 926.50	0.79%	$3.84
Institutional Class Hypothetical**	$1,000.00	$1,021.05	0.79%	$4.02
Class Z Actual	$1,000.00	$ 925.50	0.80%	$3.88
Class Z Hypothetical**	$1,000.00	$1,021.00	0.80%	$4.08

*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 365 days in the current year.

**	5% return before expenses
***
For the period ended December 31, 2018, fees waived by the Advisor reduced the annualized expense ratio by 0.07% and 0.27% for the REMS Value Institutional Class and Platform Class, respectively, by 0.17% and 0.24% for the REMS 50/50 Institutional and Platform Class, respectively and by, 0.86% and 0.86% for the REMS International Institutional Class and Class Z, respectively.

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Investment Advisor:
 Real Estate Management Services Group, LLC
 1100 Fifth Avenue South, Suite 305
 Naples, Florida 34102

Distributor:
 First Dominion Capital Corp.
 8730 Stony Point Parkway, Suite 205
 Richmond, Virginia 23235

Independent Registered Public Accounting Firm:
 Tait, Weller and Baker LLP
 Two Liberty Place
 50 S 16th St, Suite 2900
 Philadelphia, PA 19102-2529

Transfer Agent and Fund Administration:
 Commonwealth Fund Services, Inc.
 8730 Stony Point Parkway, Suite 205
 Richmond, Virginia 23235

Fund Accounting (REMS Value and REMS 50/50):
 Commonwealth Fund Services, Inc.
 8730 Stony Point Parkway, Suite 205
 Richmond, Virginia 23235

Legal Counsel:
 Practus™ LLP
 11300 Tomahawk Creek Parkway, Suite 310
 Leawood, Kansas 66211

ITEM 2.                      CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3.                      AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)  The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2)  Not applicable.

(a)(3)  At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4.                      PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $50,000 for 2018 and $52,000 for 2017.

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2018 and $0 for 2017.

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $13,000 for 2018 and $13,000 for 2017.  The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2018 and $0 for 2017.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant's Audit Committee must pre-approve all audit and non-audit services to be provided to the  registrant.  The Audit Committee also pre-approves any non-audit  services provided by the registrant's principal  accountant to the REMS Funds.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)           NA

(c)            0%

(d)           NA

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2018 and $0 for 2017.

(h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant's investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 5.                      AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.                      SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.                      DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.                      PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.                      PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.                      SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.                     CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.                      DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.                      EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by  this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ David A. Bogaert
David A. Bogaert Principal Executive Officer
Date: March 11, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ David A. Bogaert
David A. Bogaert Principal Executive Officer
Date: March 11, 2019

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Financial Officer
Date: March 11, 2019

* Print the name and title of each signing officer under his or her signature.